Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Amortization for the year	$ 2,213	$ 1,980	$ 1,408
Carrying Amount [Abstract]
Carrying amount	8,750	10,778
Technology
Carrying Amount [Abstract]
Carrying amount	5,490	6,982
Software
Carrying Amount [Abstract]
Carrying amount	727	1,177
Others
Carrying Amount [Abstract]
Carrying amount	2,533	2,619
Accumulated depreciation and amortisation [member]
IFRS Statement [Line Items]
Opening Balance	(10,337)	(8,358)
Amortization for the year	(2,213)	(1,980)
Transfer from property, plant and equipment	0	(7)
Disposals	0	0
Effect of exchange rate changes	(2)	8
Ending Balance	(12,552)	(10,337)	(8,358)
Accumulated depreciation and amortisation [member] | Technology
IFRS Statement [Line Items]
Opening Balance	(6,189)	(4,756)
Amortization for the year	(1,492)	(1,433)
Transfer from property, plant and equipment	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	(7,681)	(6,189)	(4,756)
Accumulated depreciation and amortisation [member] | Software
IFRS Statement [Line Items]
Opening Balance	(4,017)	(3,548)
Amortization for the year	(602)	(469)
Transfer from property, plant and equipment	0	(7)
Disposals	0	0
Effect of exchange rate changes	4	7
Ending Balance	(4,615)	(4,017)	(3,548)
Accumulated depreciation and amortisation [member] | Others
IFRS Statement [Line Items]
Opening Balance	(131)	(54)
Amortization for the year	(119)	(78)
Transfer from property, plant and equipment	0	0
Disposals	0	0
Effect of exchange rate changes	(6)	1
Ending Balance	(256)	(131)	(54)
Gross carrying amount [member]
IFRS Statement [Line Items]
Opening Balance	21,115	11,257
Acquisitions through business combinations		8,945
Additions	152	925
Transfer from property, plant and equipment	0	9
Disposals	0	0
Effect of exchange rate changes	35	(21)
Ending Balance	21,302	21,115	11,257
Gross carrying amount [member] | Technology
IFRS Statement [Line Items]
Opening Balance	13,171	6,889
Acquisitions through business combinations		6,282
Additions	0	0
Transfer from property, plant and equipment	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	13,171	13,171	6,889
Gross carrying amount [member] | Software
IFRS Statement [Line Items]
Opening Balance	5,194	4,268
Acquisitions through business combinations		0
Additions	152	925
Transfer from property, plant and equipment	0	9
Disposals	0	0
Effect of exchange rate changes	(4)	(8)
Ending Balance	5,342	5,194	4,268
Gross carrying amount [member] | Others
IFRS Statement [Line Items]
Opening Balance	2,750	100
Acquisitions through business combinations		2,663
Additions	0	0
Transfer from property, plant and equipment	0	0
Disposals	0	0
Effect of exchange rate changes	39	(13)
Ending Balance	$ 2,789	$ 2,750	$ 100